LONG TERM EMPLOYEE RELATED OBLIGATIONS (Tables)	0 Months Ended
Dec. 31, 2011
Long Term Employee Related Obligations Tables [Abstract]
Long-term employee-related obligations
NOTE 9—LONG-TERM EMPLOYEE-RELATED OBLIGATIONS:
a.	Long-term employee-related obligations consisted of the following:
		December 31,
		2011	2010

		(U.S. $ in millions )
	Accrued severance pay	$131	$147
	Defined benefit plans	108	74

	Total	$239	$221